Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. Rowe Price Exchange-Traded Funds, Inc.
Entity Central Index Key	0001795351
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000241223
Shareholder Report [Line Items]
Fund Name	Growth ETF
Trading Symbol	TGRT
Security Exchange Name	NYSE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Growth ETF (the "fund") for the period of January 1, 2025 to December 31, 2025.
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at www.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1-800-638-5660 or info@troweprice.com or by contacting your intermediary.
Additional Information Phone Number	1-800-638-5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Growth ETF	$41	0.38%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.38%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, with favorable corporate earnings, artificial intelligence (AI) tailwinds, and a broadly constructive regulatory environment helping overcome tariff concerns. As the year progressed, the U.S. Federal Reserve resumed short-term interest rate cuts as inflation showed signs of continued moderation.

  From an absolute perspective, the leading contributor to performance was the portfolio’s position in NVIDIA as shares benefited from significant AI-fueled demand for its advanced graphics processing units that are critical for the build-out of AI infrastructure. Alphabet also added value. Investors appreciated the company’s improving position in the AI space, as well as continued strength in Alphabet’s search and cloud businesses.

  Conversely, the leading detractor from absolute performance was ServiceNow as shares fell on investor concerns regarding the rapidly changing software landscape, particularly focused on the disruptive potential of emerging AI interfaces on traditional workflows. UnitedHealth Group also hurt performance. Shares traded lower in response to multiple negative developments during the year, including several worse-than-expected earnings releases, the company’s suspension of its 2025 guidance—due to higher-than-anticipated medical expenditures—and an announcement that its chief executive officer would be stepping down.

  The fund seeks to provide long-term capital growth by investing in a diversified portfolio of high-quality, primarily large-cap stocks with durable earnings growth, above-average cash flow growth, the potential to benefit from innovation and/or disruption, and attractive valuations.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Line Graph [Table Text Block]
	ETF (Based on Net Asset Value)	Regulatory Benchmark	Strategy Benchmark
6/14/23	10,000	10,000	10,000
6/30/23	10,208	10,179	10,179
9/30/23	9,968	9,848	9,860
12/31/23	11,403	11,036	11,257
3/31/24	12,928	12,142	12,541
6/30/24	13,969	12,533	13,587
9/30/24	14,373	13,313	14,020
12/31/24	15,150	13,664	15,011
3/31/25	13,764	13,019	13,515
6/30/25	16,171	14,449	15,926
9/30/25	17,477	15,631	17,600
12/31/25	17,727	16,007	17,798

Average Annual Return [Table Text Block]
Fund	1 Year	Since Inception 6/14/23
Growth ETF (Based on Net Asset Value)	17.01%	25.18%
Russell 3000 Index (Regulatory Benchmark)	17.15%	20.27%
Russell 1000 Growth Index (Strategy Benchmark)	18.56%	25.38%

Performance Inception Date	Jun. 14, 2023
AssetsNet	$ 908,731,000
Holdings Count | Holding	81
Advisory Fees Paid, Amount	$ 2,735,000
InvestmentCompanyPortfolioTurnover	22.90%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$908,731 Number of Portfolio Holdings81 Investment Advisory Fees Paid (000s)$2,735 Portfolio Turnover Rate22.9%
Holdings [Text Block]

Sector Allocation (as a % of Net Assets)

Information Technology	52.6%
Communication Services	12.9
Consumer Discretionary	12.0
Health Care	8.6
Financials	8.4
Industrials & Business Services	3.6
Consumer Staples	1.1
Materials	0.6
Other	0.2

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

NVIDIA	12.5%
Microsoft	10.5
Apple	9.7
Alphabet	7.5
Broadcom	5.2
Amazon.com	4.9
Meta Platforms	4.0
Eli Lilly	2.7
Visa	2.6
Mastercard	2.6

Material Fund Change [Text Block]